Trade Notes and Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2017
Trade And Other Current Payables [Abstract]
Summary of Trade Notes and Accounts Payable
	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Trade notes and accounts payable	$18,810	$19,396